Exceptional items (Tables)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to
D
iscontinued operations are detailed in note 27 ‘Discontinued operations’.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Year ended 30 June 2021 Restated	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(499)	138	(361)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(473)	(1,787)

Total	(4,423)	(1,057)	(5,480)

Attributable to non-controlling interests	(34)	10	(24)
Attributable to BHP shareholders	(4,389)	(1,067)	(5,456)

Year ended 30 June 2020 Restated	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(177)	51	(126)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,540)	239	(1,301)

Attributable to non-controlling interests	(291)	90	(201)
Attributable to BHP shareholders	(1,249)	149	(1,100)

Summary of Gain on Disposal
Details of the gain on disposal is as follows:

US$M
Assets
Cash and cash equivalents	63
Trade and other receivables	360
Other financial assets	26
Inventories	92
Property, plant and equipment	1,214
Total assets	1,755

Liabilities
Trade and other payables	253
Interest bearing liabilities	249
Tax payable s	9
Provisions	425
Deferred tax liabilities	31

Total liabilities	967

Net assets disposed	788

Less non-controlling interest share of net assets disposed	157

BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840

Samarco dam failure [member]
Statement [Line Items]
Summary of Exceptional Items
The FY2022 exceptional loss of US$1,063 million (after tax) related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2022	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco Germano dam decommissioning	68
Samarco dam failure provision	(663)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The FY2021 exceptional loss of US$1,158 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco Germano dam decommissioning	(15)
Samarco dam failure provision	(1,000)
Fair value change on forward exchange derivatives	136
Net finance costs	(85)
Income tax expense	(71)

Total 1	(1,158)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total 1	(176)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.